Share-Based Compensation (Details) (USD $)	3 Months Ended	9 Months Ended	15 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2012	Oct. 24, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Price				$ 9.00
Share-based compensation	$ 0	$ 7,000	$ 7,000
Stock Option Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Price		$ 9.00	$ 9.00
Number of shares authorized, in shares		500,000	500,000
Director Stock Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share vesting period		5 years
Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized, in shares		7,500,000	7,500,000
Shares issued		9,000	9,000
Shares granted automatically upon election to board of directors, in shares		3,000	3,000
Periodic vesting percentage		20.00%	20.00%
Maximum authorized amount as a percentage of shares authorized		5.00%
Fair value at grant date		$ 9.00	$ 9.00
Share-based compensation		$ 7,000
Contract Purchase Price [Member] | Maximum [Member] | Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants		6.00%	6.00%
Average Invested Assets [Member] | Maximum [Member] | Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants		2.00%	2.00%
Net Income, Excluding Additions to Non-cash Reserves and Gains on Sales of Assets [Member] | Maximum [Member] | Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants		25.00%	25.00%
Disposition Fees [Member] | Maximum [Member] | Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants		3.00%	3.00%
Net Sale Proceeds, after Return of Capital Contributions and Annual Targeted Investor Return [Member] | Maximum [Member] | Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants		15.00%	15.00%
Pre-tax Non-compounded Return on Capital Contribution [Member] | Maximum [Member] | Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants		6.00%	6.00%